Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property, Equipment and Software, Net [Line Items]
Property, equipment and software, gross	¥ 58,740,213	$ 8,397,577	¥ 58,636,329
Less: accumulated depreciation and amortization	(20,186,287)	(2,885,858)	(18,841,204)
Total property, equipment and software, net	38,553,926	5,511,719	39,795,125
Building [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Property, equipment and software, gross	19,426,359	2,777,217	19,426,359
Leasehold improvements [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Property, equipment and software, gross	356,916	51,025	364,349
Computer equipment [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Property, equipment and software, gross	1,794,185	256,499	1,797,728
Office equipment [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Property, equipment and software, gross	854,483	122,158	855,129
Transportation equipment [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Property, equipment and software, gross	12,512,069	1,788,742	12,690,712
Computer software [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Property, equipment and software, gross	1,331,227	190,314	1,213,490
Construction-in-progress [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Property, equipment and software, gross	¥ 22,464,974	$ 3,211,622	¥ 22,288,562